Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Offsetting [Abstract]
Offsetting Assets	For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the consolidated balance sheet” column in the tabular disclosure below.

At March 31, 2024 (As Adjusted):	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥15,351	¥—	¥15,351	¥(12,155)	¥(1,095)	¥2,101
Receivables under resale agreements	20,906	(2,082)	18,824	(17,532)	(9)	1,283
Receivables under securities borrowing transactions	5,076	(75)	5,001	(4,652)	—	349
Total	¥41,333	¥(2,157)	¥39,176	¥(34,339)	¥(1,104)	¥3,733
Financial liabilities:
Derivative liabilities	¥16,360	¥—	¥16,360	¥(11,625)	¥(2,154)	¥2,581
Payables under repurchase agreements	37,771	(2,081)	35,690	(34,188)	(82)	1,420
Payables under securities lending transactions	1,092	(75)	1,017	(992)	(10)	15
Obligations to return securities received as collateral	7,223	—	7,223	(1,766)	—	5,457
Total	¥62,446	¥(2,156)	¥60,290	¥(48,571)	¥(2,246)	¥9,473

At March 31, 2025:	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥20,748	¥—	¥20,748	¥(17,542)	¥(1,053)	¥2,153
Receivables under resale agreements	21,538	(2,756)	18,782	(17,515)	(1)	1,266
Receivables under securities borrowing transactions	5,720	(19)	5,701	(4,154)	—	1,547
Total	¥48,006	¥(2,775)	¥45,231	¥(39,211)	¥(1,054)	¥4,966
Financial liabilities:
Derivative liabilities	¥20,995	¥—	¥20,995	¥(17,031)	¥(1,477)	¥2,487
Payables under repurchase agreements	46,381	(2,717)	43,664	(41,856)	(144)	1,664
Payables under securities lending transactions	737	(19)	718	(693)	—	25
Obligations to return securities received as collateral	6,047	—	6,047	(1,502)	—	4,545
Total	¥74,160	¥(2,736)	¥71,424	¥(61,082)	¥(1,621)	¥8,721

Offsetting Liabilities	For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the consolidated balance sheet” column in the tabular disclosure below.

At March 31, 2024 (As Adjusted):	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥15,351	¥—	¥15,351	¥(12,155)	¥(1,095)	¥2,101
Receivables under resale agreements	20,906	(2,082)	18,824	(17,532)	(9)	1,283
Receivables under securities borrowing transactions	5,076	(75)	5,001	(4,652)	—	349
Total	¥41,333	¥(2,157)	¥39,176	¥(34,339)	¥(1,104)	¥3,733
Financial liabilities:
Derivative liabilities	¥16,360	¥—	¥16,360	¥(11,625)	¥(2,154)	¥2,581
Payables under repurchase agreements	37,771	(2,081)	35,690	(34,188)	(82)	1,420
Payables under securities lending transactions	1,092	(75)	1,017	(992)	(10)	15
Obligations to return securities received as collateral	7,223	—	7,223	(1,766)	—	5,457
Total	¥62,446	¥(2,156)	¥60,290	¥(48,571)	¥(2,246)	¥9,473

At March 31, 2025:	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥20,748	¥—	¥20,748	¥(17,542)	¥(1,053)	¥2,153
Receivables under resale agreements	21,538	(2,756)	18,782	(17,515)	(1)	1,266
Receivables under securities borrowing transactions	5,720	(19)	5,701	(4,154)	—	1,547
Total	¥48,006	¥(2,775)	¥45,231	¥(39,211)	¥(1,054)	¥4,966
Financial liabilities:
Derivative liabilities	¥20,995	¥—	¥20,995	¥(17,031)	¥(1,477)	¥2,487
Payables under repurchase agreements	46,381	(2,717)	43,664	(41,856)	(144)	1,664
Payables under securities lending transactions	737	(19)	718	(693)	—	25
Obligations to return securities received as collateral	6,047	—	6,047	(1,502)	—	4,545
Total	¥74,160	¥(2,736)	¥71,424	¥(61,082)	¥(1,621)	¥8,721